STATUTORY RESERVE AND RESTRICTED NET ASSETS (Tables)	12 Months Ended
Oct. 31, 2021
Statutory Reserves And Restricted Net Assets
Statutory Reserves And Restricted Net Assets [Table Text Block]

	TRX ZJ	NDB Technology	TYDW Technology	Total
Balance – October 31, 2018	$29,199	$—	$—	$29,199
Addition to statutory reserve	66,026	—	23,564	89,590
Balance – October 31, 2019	95,225	—	23,564	118,789
Addition to statutory reserve	30,979	2,680	17,618	51,277
Balance – October 31, 2020	126,204	2,680	41,182	170,066
Addition to statutory reserve	—	—	29,587	29,587
Balance – October 31, 2021	$126,204	$2,680	$70,769	$199,653